Condensed Consolidated Interim Statements of Loss and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Revenue from sales net of excise taxes of $1,600 and $643,476 (2021 - $240,080 and $380,699 )	$ 11,755,056	$ 12,309,755	$ 27,723,154	$ 22,131,395	$ 47,695,828	$ 34,261,647
Royalty revenues	$ 218,731	$ 188,593	$ 502,920	$ 424,660	1,019,861	1,109,678
Revenue from Contract with Customer, Product and Service [Extensible Enumeration]	us-gaap:ProductMember	us-gaap:ProductMember	us-gaap:ProductMember	us-gaap:ProductMember
Other revenues	$ 13,055	$ 20,283	$ 32,996	$ 41,085	81,435	28,994
Total revenues	11,986,842	12,518,631	28,259,070	22,597,140	48,797,124	35,400,319
Cost of sales other than impairment loss on inventories, net of subsidies of nil and nil (2021 - $269,210 and $931,705 )	(10,878,974)	(10,681,881)	(26,965,552)	(23,082,924)	(52,561,404)	(30,964,709)
Cost of services					0	(12,846,937)
Impairment loss on inventories	0	(3,009,098)	(3,079,997)	(3,009,098)	(3,772,066)	(18,962,254)
Total Cost of sales	(10,878,974)	(13,690,979)	(30,045,549)	(26,092,022)	(56,333,470)	(62,773,900)
Gross profit (loss)	$ 1,107,868	$ (1,172,348)	$ (1,786,479)	$ (3,494,882)	(7,536,346)	(27,373,581)
Cost, Product and Service [Extensible Enumeration]	us-gaap:ProductMember	us-gaap:ProductMember	us-gaap:ProductMember	us-gaap:ProductMember
Research and development expenses	$ (207,598)	$ (91,110)	$ (422,285)	$ (350,776)	(880,151)	(1,922,195)
Selling, general and administrative expenses, net of subsidies of nil and nil (2021 - $36,306 and $100,605 )	(15,907,638)	(15,447,682)	(26,461,372)	(31,462,316)	(60,538,424)	(63,824,118)
Intangible assets, Accumulated impairment losses					(1,527,000)
Impairment loss related to property, plant and equipment		(1,884,970)		(2,414,702)	(14,765,582)	(10,747,692)
Impairment loss on assets held for sale	(14,530,458)		(15,346,119)
Impairment loss related to right-of-use assets						(107,650)
Impairment loss related to goodwill	(7,570,471)		(7,570,471)		(3,288,847)	(26,898,016)
Impairment loss related to tradenames	(2,593,529)		(2,593,529)
Net gain on sale of property, plant and equipment			85,002		0	2,635
Net gain on sale of assets					6,469	0
Loss from operating activities	(39,701,826)	(18,596,110)	(54,095,253)	(37,722,676)	(88,529,881)	(130,873,252)
Finance income	16	4	1,440	7,343	7,123	825,745
Finance costs	(379,007)	(458,786)	(1,295,529)	(816,902)	(2,143,978)	(1,786,781)
Loss on issuance of derivatives			(2,126,955)
Foreign exchange gains	4,613,545	1,501,869	6,020,830	214,482	(685,708)	(4,051,418)
Change in revaluation of marketable securities		(77,712)		(89,924)	(107,203)	169,216
Gain (loss) on revaluation of derivatives	(1,807,890)	5,528,509	7,715,810	7,461,839	7,035,118	7,974,549
Nonoperating income (expense)	2,426,664	6,493,884	10,315,596	6,776,838	4,105,352	3,131,311
Loss before income tax	(37,275,162)	(12,102,226)	(43,779,657)	(30,945,838)	(84,424,529)	(127,741,941)
Income tax (recovery) expense	(12,530)	154	(12,530)	(11,944)	0	3,477,711
Net loss	(37,287,692)	(12,102,072)	(43,792,187)	(30,957,782)	(84,424,529)	(124,264,230)
Other comprehensive loss
Net change in unrealized foreign currency losses on translation of net investments in foreign operations (tax effect of nil for all periods)	(3,702,162)	(2,693,068)	(6,493,641)	(716,506)	750,248	6,737,947
Total other comprehensive loss	(3,702,162)	(2,693,068)	(6,493,641)	(716,506)	750,248	6,737,947
Total comprehensive loss for the period	(40,989,854)	(14,795,140)	(50,285,828)	(31,674,288)	(83,674,281)	(117,526,283)
Net loss attributable to:
Net loss	(30,897,458)	(11,112,863)	(35,181,808)	(28,020,491)	(74,971,745)	(123,170,020)
Non-controlling interest	(6,390,234)	(989,209)	(8,610,379)	(2,937,291)	(9,452,784)	(1,094,210)
Net loss	(37,287,692)	(12,102,072)	(43,792,187)	(30,957,782)	(84,424,529)	(124,264,230)
Total comprehensive loss attributable to:
Equity holders of the Company	(34,599,620)	(13,805,931)	(41,675,449)	(28,736,997)	(74,218,802)	(116,206,145)
Non-controlling interest	(6,390,234)	(989,209)	(8,610,379)	(2,937,291)	(9,455,479)	(1,320,138)
Total comprehensive loss	$ (40,989,854)	$ (14,795,140)	$ (50,285,828)	$ (31,674,288)	$ (83,674,281)	$ (117,526,283)
Basic and diluted loss per share attributable to:
Equity holders of the Company, basic	$ (3.94)	$ (2.33)	$ (5.03)	$ (5.89)	$ (15.54)	$ (35.55)
Equity holders of the Company, diluted	(3.94)	(2.33)	(5.03)	(5.89)	(15.54)	(35.55)
Non-controlling interest, basic	(0.81)	(0.21)	(1.23)	(0.62)	(1.96)	(0.32)
Non-controlling interest, diluted	(0.81)	(0.21)	(1.23)	(0.62)	(1.96)	(0.32)
Total loss per share, basic	(4.75)	(2.54)	(6.26)	(6.51)	(17.5)	(35.86)
Total loss per share, diluted	$ (4.75)	$ (2.54)	$ (6.26)	$ (6.51)	$ (17.5)	$ (35.86)
Weighted average number of common shares, basic	7,842,731	4,776,381	6,996,916	4,760,620	4,824,336	3,465,059
Weighted average number of common shares, diluted	7,842,731	4,776,381	6,996,916	4,760,620	4,824,336	3,465,059